UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY ACT FILE NUMBER 811-22435
KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas	77002

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 493-2020
Date of fiscal year end: November 30, 2011
Date of reporting period: February 28, 2011

Item 1: Scheduled Investments
KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 132.8%
Equity Investments(1) — 108.8%
United States — 108.8%
Private MLP(2)(3) — 68.7%
Direct Fuels Partners, L.P. — Class A Common Units(4)	2,500	$25,000
Direct Fuels Partners, L.P. — Convertible Preferred Units(4)(5)	143	2,715
Direct Fuels Partners, L.P. — Class D Preferred Units(4)(6)	324	6,723
International Resource Partners LP	1,500	94,500
Plains All American GP LLC	3	5,302
VantaCore Partners LP(4)	1,465	19,773
VantaCore Partners LP — Preferred Units(7)	36	564

		154,577

Publicly Traded MLP and MLP Affiliate — 40.1%
Buckeye Partners, L.P.	83	5,366
Capital Product Partners L.P.	228	2,218
Chesapeake Midstream Partners, L.P.	40	1,042
Copano Energy, L.L.C.	265	9,604
Crestwood Midstream Partners LP	77	2,321
DCP Midstream Partners, LP	109	4,594
Eagle Rock Energy Partners, L.P.	432	4,204
Eagle Rock Energy Partners, L.P. — Warrants(8)(9)	370	1,363
Enbridge Energy Management, L.L.C.(4)	65	4,370
Enbridge Energy Partners, L.P.	58	3,880
Energy Transfer Partners, L.P.	112	6,113
Enterprise Products Partners L.P.	153	6,660
Exterran Partners, L.P.	82	2,443
Global Partners LP	142	3,871
Holly Energy Partners, L.P.	16	966
Inergy, L.P.	96	3,974
Kinder Morgan Management, LLC(4)	9	602
MarkWest Energy Partners, L.P.	55	2,465
Martin Midstream Partners L.P.	45	1,799
ONEOK Partners, L.P.	76	6,357
Penn Virginia GP Holdings, L.P.	31	819
Plains All American Pipeline, L.P.(3)	103	6,728
Targa Resources Partners LP	30	1,038
Teekay LNG Partners L.P.	51	1,946
Teekay Offshore Partners L.P.	23	664
Teekay Tankers Ltd.	73	785
TransMontaigne Partners L.P.	61	2,445
Western Gas Partners, LP	44	1,602

		90,239

Total Equity Investments (Cost $156,769)		244,816

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Debt Investments — 24.0%
Upstream — 14.1%
Antero Resources LLC	9.375%	12/1/17	$9,500	$10,260
BreitBurn Energy Partners L.P.	8.625	10/15/20	2,000	2,102
Carrizo Oil & Gas, Inc.	8.625	10/15/18	5,875	6,242
Comstock Resources, Inc.	7.750	4/1/19	2,000	2,010
Laredo Petroleum, Inc.	9.500	2/15/19	3,000	3,143
Petroleum Development Corporation	12.000	2/15/18	2,000	2,260
Rosetta Resources Inc.	9.500	4/15/18	5,005	5,543

				31,560

Midstream and Other — 6.8%
Crestwood Holdings Partners, LLC	(10)	10/1/16	7,135	7,385
Foresight Energy LLC	9.625	8/15/17	5,000	5,375
Genesis Energy, L.P.	7.875	12/15/18	2,500	2,563

				15,323

Oilfield Services — 3.1%
ProPetro Services, Inc.(2)(3)(8)(11)	(12)	2/15/12	10,500	7,000

Total Debt Investments (Cost $79,962)				53,883

Total Long-Term Investments (Cost $236,731)				298,699

			No. of
			Shares/Units
Short-Term Investments — 1.7%
Money Market Fund — 1.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund (Cost $2,963)			2,963	2,963

Repurchase Agreement — 0.4%
J.P. Morgan Securities Inc. (Agreement dated 2/28/2011 to be repurchased at $1,000), collateralized by $1,020 in U.S. Treasury securities (Cost $1,000)	0.050	3/1/11	1,000

Total Short-Term Investments (Cost $3,963)			3,963

Total Investments — 134.5% (Cost $240,694)			302,662

Senior Secured Revolving Credit Facility Borrowings			(56,000)
Total Liabilities in Excess of Other Assets			(21,661)

Net Assets			$225,001

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Fair valued and restricted security.

(3)	Kayne Anderson Energy Development Company (the “Company”) believes that it may be an affiliate of Direct Fuels Partners, L.P. (“Direct Fuels”), International Resource Partners LP (“IRP”) and VantaCore Partners LP (“VantaCore”) and that it is an affiliate of Plains All American GP LLC, Plains All American Pipeline, L.P. and ProPetro Services, Inc. (“ProPetro”).

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s)
(UNAUDITED)

(4)	All or a portion of distributions are paid-in-kind.

(5)	The Convertible Preferred Units consist of three classes — Class A, B and C. Each class has a liquidation preference of $20.00 per unit and is convertible into Class A Common Units.

(6)	The Class D Preferred Units are senior to Direct Fuels’ Convertible Preferred Units and Class A Common Units. The Class D Preferred Units have a liquidation preference of $20.00 per unit and were issued by Direct Fuels to holders of common units and preferred units in lieu of cash distributions.

(7)	The Preferred Units have a liquidation preference of $17.50 per unit and were issued on February 15, 2011 by VantaCore to holders of the common units in lieu of a full cash distribution for the quarter. The Preferred Units are senior to VantaCore’s Common Units.

(8)	Security is non-income producing.

(9)	The Company holds 370 warrants of Eagle Rock Energy Partners, L.P. (“Eagle Rock”). Each warrant entitles the holder to purchase one Eagle Rock common unit for $6.00 on the specified days of March 15, May 15, August 15 and November 15 through the expiration date of May 15, 2012.

(10)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points, with a 2% LIBOR floor (10.50% as of February 28, 2011).

(11)	The Company also holds 184,890 common shares, which represents 23.5% of the total shares outstanding, of ProPetro Services, Inc. The Company assigned no value to these shares as of February 28, 2011.

(12)	Floating rate senior secured first lien term loan facility. The Company is not accruing interest income on this security.

     From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.
     At February 28, 2011, the Company held the following restricted investments.

				Number of
				Units,
				Warrants, or			Fair Value	Percent	Percent
		Acquisition	Type of	Principal ($)	Cost	Fair	per Unit/	of Net	of Total
Investment	Security	Date	Restriction	(in 000s)	Basis	Value	Warrant	Assets	Assets

Level 3 Investments(1)
Direct Fuels Partners, L.P.(2)	Class A Common Units	6/11/07	(3)	2,500	$41,359	$25,000	$10.00	11.1%	8.2%
Direct Fuels Partners, L.P.	Class A Convertible Preferred Units(4)	5/14/09	(3)	96	1,952	1,808	18.75	0.8	0.6
Direct Fuels Partners, L.P.	Class B Convertible Preferred Units(4)	8/25/09	(3)	27	538	511	19.00	0.2	0.2
Direct Fuels Partners, L.P.	Class C Convertible Preferred Units(4)	11/20/09	(3)	20	408	396	19.50	0.2	0.1
Direct Fuels Partners, L.P.	Class D Preferred Units	(5)	(3)	324	5	6,723	20.75	3.0	2.2
International Resource Partners LP(6)	Class A Units	6/12/07	(3)	1,500	26,276	94,500	63.00	42.0	30.9
Plains All American GP LLC	Class A Common Units	12/23/10,	(3)
		12/31/10		3	5,008	5,302	1,522	2.4	1.7
ProPetro Services, Inc.	Common Shares	2/15/07	(3)	184,890	—	—	—	—	—
ProPetro Services, Inc.	Secured Term Loan	2/15/07	(3)	$10,500	35,789	7,000	n/a	3.1	2.3
VantaCore Partners LP(7)	Class A Common Units	5/21/07,	(3)
		8/04/08		1,465	21,663	19,773	13.50	8.8	6.5
VantaCore Partners LP	Preferred Units(8)	2/24/11	(3)	36	—	564	15.50	0.2	0.2

Total					$132,998	$161,577		71.8%	52.9%

Level 2 Investments(9)
BreitBurn Energy Partners L.P.	Senior Notes	(10)	(11)	$2,000	$2,050	$2,102	n/a	0.9%	0.7%
Carrizo Oil & Gas, Inc.	Senior Notes	(10)	(11)	$5,875	6,030	6,242	n/a	2.8	2.0
Crestwood Holdings Partners, LLC	Senior Notes	(10)	(3)	$7,135	7,030	7,385	n/a	3.3	2.4
Foresight Energy LLC	Senior Notes	8/6/10	(3)	$5,000	4,970	5,375	n/a	2.4	1.8
Genesis Energy, L.P.	Senior Notes	11/12/10	(11)	$2,500	2,500	2,563	n/a	1.1	0.9
Laredo Petroleum, Inc.	Senior Notes	1/12/11	(3)	$3,000	3,000	3,143	n/a	1.4	1.0

Total					$25,580	$26,810		11.9%	8.8%

Total of all restricted securities					$158,578	$188,387		83.7%	61.7%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	The Company’s investment in Direct Fuels includes 200 incentive distribution rights (20% of total outstanding incentive distribution rights) for which the Company does not assign a value.

(3)	Unregistered security of a private company.

(4)	The Direct Fuels Convertible Preferred Units consist of three classes — Class A, B and C. Each class has a liquidation preference of $20.00 per unit and is convertible into Class A Common Units. The Class A Preferred Units are convertible into Class A Common Units at a price of $20.00 per unit. The Class B Preferred Units are convertible into Class A Common Units at a price of $18.50 per unit. The Class C Preferred Units are convertible into Class A Common Units at a price of $15.50 per unit.

(5)	The Direct Fuels Class D Preferred Units are senior to Direct Fuels’ Convertible Preferred Units and Class A Common Units. The Class D Preferred Units are being issued by Direct Fuels to the holders of common units and preferred units in lieu of cash distributions. During the three months ended February 28, 2011, we received Class D Preferred Units on February 15.

(6)	The Company’s investment in IRP includes 10 incentive distribution rights (10% of total outstanding incentive distribution rights) for which the Company does not assign a value.

(7)	The Company’s investment in VantaCore includes 1,823 incentive distribution rights (18% of total outstanding incentive distribution rights) for which the Company does not assign a value.

(8)	The VantaCore Preferred Units are senior to the VantaCore Common Units. The Preferred Units have a liquidation preference of $17.50 per unit and were issued on February 15, 2011 by VantaCore to holders of the Common Units in lieu of a full cash distribution for the quarter.

(9)	These securities have a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(10)	These securities were acquired at various dates throughout the three months ended February 28, 2011 and in prior years.

(11)	Unregistered security of a public company.
At February 28, 2011, the cost basis of investments for federal income tax purposes was $230,085. At February 28, 2011, gross unrealized appreciation and depreciation of investments and options for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$117,906
Gross unrealized depreciation of investments	(45,329)

Net unrealized appreciation	$72,577

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.
As required by the Fair Value Measurement and Disclosures of the FASB Accounting Standards Codification, the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Company’s repurchase agreements, which are collateralized by U.S. Treasury notes, are generally high quality and liquid; however, the Company reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The following table presents the Company’s assets measured at fair value on a recurring basis at February 28, 2011, and the Company presents these assets by security type and description on its Schedule of Investments.

		Quoted	Prices	One or
		Prices in	with Other	More
		Active	Observable	Unobservable
		Markets	Inputs	Inputs
Assets at Fair Value	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments	$ 244,816	$ 90,239	$ —	$ 154,577
Debt investments	53,883	—	46,883	7,000
Short-term investments	3,963	—	3,963	—

Total assets at fair value	$ 302,662	$ 90,239	$ 50,846	$ 161,577

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2011.

	Three Months Ended February 28, 2011
	Total	Debt	Equity
Balance — November 30, 2010	$143,811	$4,500	$139,311
Transfers out of Level 3	—	—	—
Realized gains (losses)	—	—	—
Unrealized gains, net	10,807	2,500	8,307
Purchases, issuances or settlements	6,959	—	6,959

Balance — February 28, 2011	$161,577	$7,000	$154,577

The $10,807 of unrealized gains, net, presented in the table above for the three months ended February 28, 2011 relate to investments that were still held at February 28, 2011.
The purchases, issuances or settlements for the three months ended February 28, 2011 relate to the issuance of Class D Preferred Units of Direct Fuels in lieu of common and preferred distributions, the issuance of Preferred Units of VantaCore for the remainder of our minimum quarterly cash distribution that was not paid entirely in cash, and our investment in Plains All American GP LLC.
The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at February 28, 2011.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 4, 2011 with a file number 811-22435.
Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

/s/ Kevin S. McCarthy

Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:	April 15, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy

Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 15, 2011

/s/ Terry A. Hart

Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 15, 2011